FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 523,129,984	$ 290,313,315
Level 1 - Unadjusted quoted prices in active markets for identical assets:
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	523,129,984	290,313,315
Mutual funds | Level 1 - Unadjusted quoted prices in active markets for identical assets:
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	489,804,957	283,504,620
Common stock—Canadian Pacific Kansas City Limited stock | Level 1 - Unadjusted quoted prices in active markets for identical assets:
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	14,443,603	5,152,034
Self-directed brokerage account | Level 1 - Unadjusted quoted prices in active markets for identical assets:
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 18,881,424	$ 1,656,661